Distribution Date:	01/12/22	COMM 2014-CCRE21 Mortgage Trust
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Controlling Class Rep.	Angelo, Gordon & Co., L.P.
Specially Serviced Loan Detail - Part 2	23		-
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592RBC2	1.494000%	30,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592RBD0	3.095000%	91,176,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592RBE8	3.340000%	49,250,000.00	30,296,001.79	759,758.35	84,323.87	0.00	0.00	844,082.22	29,536,243.44	37.76%	30.00%
A-3	12592RBF5	3.528000%	406,965,000.00	371,820,218.29	0.00	1,093,151.44	0.00	0.00	1,093,151.44	371,820,218.29	37.76%	30.00%
A-M	12592RBJ7	3.987000%	52,583,000.00	52,583,000.00	0.00	174,707.02	0.00	0.00	174,707.02	52,583,000.00	29.60%	23.63%
B	12592RBK4	4.339000%	46,398,000.00	46,398,000.00	0.00	167,767.44	0.00	0.00	167,767.44	46,398,000.00	22.41%	18.00%
C	12592RBM0	4.420776%	37,118,000.00	37,118,000.00	0.00	136,741.98	0.00	0.00	136,741.98	37,118,000.00	16.65%	13.50%
D	12592RAL3	3.920776%	40,211,000.00	40,211,000.00	0.00	155,841.17	0.00	0.00	155,841.17	40,211,000.00	10.42%	8.63%
E	12592RAN9	3.000000%	8,248,000.00	8,248,000.00	0.00	0.00	0.00	0.00	0.00	8,248,000.00	9.14%	7.63%
F	12592RAQ2	3.000000%	19,591,000.00	19,591,000.00	0.00	0.00	0.00	0.00	0.00	19,591,000.00	6.10%	5.25%
G*	12592RAS8	3.000000%	10,310,000.00	10,310,000.00	0.00	0.00	0.00	0.00	0.00	10,310,000.00	4.50%	4.00%
H	12592RAU3	3.000000%	8,249,000.00	8,249,000.00	0.00	0.00	0.00	0.00	0.00	8,249,000.00	3.22%	3.00%
J	12592RAW9	3.000000%	24,745,357.00	20,763,336.77	0.00	0.00	0.00	0.00	0.00	20,763,336.77	0.00%	0.00%
R	12592RAY5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592RBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,844,359.00	645,587,556.85	759,758.35	1,812,532.92	0.00	0.00	2,572,291.27	644,827,798.50

Notional Certificates
X-A	12592RBH1	0.852222%	629,974,000.00	454,699,220.08	0.00	322,920.63	0.00	0.00	322,920.63	453,939,461.73
X-B	12592RAA7	0.045432%	83,516,000.00	83,516,000.00	0.00	3,161.88	0.00	0.00	3,161.88	83,516,000.00
X-C	12592RAC3	0.500000%	40,211,000.00	40,211,000.00	0.00	16,754.58	0.00	0.00	16,754.58	40,211,000.00
X-D	12592RAE9	1.420776%	27,839,000.00	27,839,000.00	0.00	32,960.83	0.00	0.00	32,960.83	27,839,000.00
X-E	12592RAG4	1.420776%	18,559,000.00	18,559,000.00	0.00	21,973.49	0.00	0.00	21,973.49	18,559,000.00
X-F	12592RAJ8	1.420776%	24,745,357.00	20,763,336.77	0.00	24,583.38	0.00	0.00	24,583.38	20,763,336.77
Notional SubTotal			824,844,357.00	645,587,556.85	0.00	422,354.79	0.00	0.00	422,354.79	644,827,798.50

Deal Distribution Total					759,758.35	2,234,887.71	0.00	0.00	2,994,646.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592RBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592RBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592RBE8	615.14724447	15.42656548	1.71215980	0.00000000	0.00000000	0.00000000	0.00000000	17.13872528	599.72067898
A-3	12592RBF5	913.64175860	0.00000000	2.68610677	0.00000000	0.00000000	0.00000000	0.00000000	2.68610677	913.64175860
A-M	12592RBJ7	1,000.00000000	0.00000000	3.32250005	0.00000000	0.00000000	0.00000000	0.00000000	3.32250005	1,000.00000000
B	12592RBK4	1,000.00000000	0.00000000	3.61583344	0.00000000	0.00000000	0.00000000	0.00000000	3.61583344	1,000.00000000
C	12592RBM0	1,000.00000000	0.00000000	3.68398028	0.00000000	0.00000000	0.00000000	0.00000000	3.68398028	1,000.00000000
D	12592RAL3	1,000.00000000	0.00000000	3.87558554	(0.60827187)	3.74420731	0.00000000	0.00000000	3.87558554	1,000.00000000
E	12592RAN9	1,000.00000000	0.00000000	0.00000000	2.50000000	22.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12592RAQ2	1,000.00000000	0.00000000	0.00000000	2.50000000	30.31917819	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592RAS8	1,000.00000000	0.00000000	0.00000000	2.50000000	35.26013385	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592RAU3	1,000.00000000	0.00000000	0.00000000	2.50000000	56.44406716	0.00000000	0.00000000	0.00000000	1,000.00000000
J	12592RAW9	839.08010582	0.00000000	0.00000000	2.09770019	59.67559490	0.00000000	0.00000000	0.00000000	839.08010582
R	12592RAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592RBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592RBH1	721.77458130	0.00000000	0.51259358	0.00000000	0.00000000	0.00000000	0.00000000	0.51259358	720.56856589
X-B	12592RAA7	1,000.00000000	0.00000000	0.03785957	0.00000000	0.00000000	0.00000000	0.00000000	0.03785957	1,000.00000000
X-C	12592RAC3	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-D	12592RAE9	1,000.00000000	0.00000000	1.18398039	0.00000000	0.00000000	0.00000000	0.00000000	1.18398039	1,000.00000000
X-E	12592RAG4	1,000.00000000	0.00000000	1.18398028	0.00000000	0.00000000	0.00000000	0.00000000	1.18398028	1,000.00000000
X-F	12592RAJ8	839.08010582	0.00000000	0.99345425	0.00000000	0.00000000	0.00000000	0.00000000	0.99345425	839.08010582

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	84,323.87	0.00	84,323.87	0.00	0.00	0.00	84,323.87	0.00
A-3	12/01/21 - 12/30/21	30	0.00	1,093,151.44	0.00	1,093,151.44	0.00	0.00	0.00	1,093,151.44	0.00
X-A	12/01/21 - 12/30/21	30	0.00	322,920.63	0.00	322,920.63	0.00	0.00	0.00	322,920.63	0.00
X-B	12/01/21 - 12/30/21	30	0.00	3,161.88	0.00	3,161.88	0.00	0.00	0.00	3,161.88	0.00
X-C	12/01/21 - 12/30/21	30	0.00	16,754.58	0.00	16,754.58	0.00	0.00	0.00	16,754.58	0.00
X-D	12/01/21 - 12/30/21	30	0.00	32,960.83	0.00	32,960.83	0.00	0.00	0.00	32,960.83	0.00
X-E	12/01/21 - 12/30/21	30	0.00	21,973.49	0.00	21,973.49	0.00	0.00	0.00	21,973.49	0.00
X-F	12/01/21 - 12/30/21	30	0.00	24,583.38	0.00	24,583.38	0.00	0.00	0.00	24,583.38	0.00
A-M	12/01/21 - 12/30/21	30	0.00	174,707.02	0.00	174,707.02	0.00	0.00	0.00	174,707.02	0.00
B	12/01/21 - 12/30/21	30	0.00	167,767.44	0.00	167,767.44	0.00	0.00	0.00	167,767.44	0.00
C	12/01/21 - 12/30/21	30	0.00	136,741.98	0.00	136,741.98	0.00	0.00	0.00	136,741.98	0.00
D	12/01/21 - 12/30/21	30	175,017.54	131,381.95	0.00	131,381.95	(24,459.22)	0.00	0.00	155,841.17	150,558.32
E	12/01/21 - 12/30/21	30	164,960.00	20,620.00	0.00	20,620.00	20,620.00	0.00	0.00	0.00	185,580.00
F	12/01/21 - 12/30/21	30	545,005.52	48,977.50	0.00	48,977.50	48,977.50	0.00	0.00	0.00	593,983.02
G	12/01/21 - 12/30/21	30	337,756.98	25,775.00	0.00	25,775.00	25,775.00	0.00	0.00	0.00	363,531.98
H	12/01/21 - 12/30/21	30	444,984.61	20,622.50	0.00	20,622.50	20,622.50	0.00	0.00	0.00	465,607.11
J	12/01/21 - 12/30/21	30	1,424,785.56	51,908.34	0.00	51,908.34	51,908.34	0.00	0.00	0.00	1,476,693.90
Totals			3,092,510.21	2,378,331.83	0.00	2,378,331.83	143,444.12	0.00	0.00	2,234,887.71	3,235,954.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592RBJ7	3.987000%	52,583,000.00	52,583,000.00	0.00	174,707.02	0.00	0.00	174,707.02	52,583,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592RBK4	4.339000%	46,398,000.00	46,398,000.00	0.00	167,767.44	0.00	0.00	167,767.44	46,398,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592RBM0	4.420776%	37,118,000.00	37,118,000.00	0.00	136,741.98	0.00	0.00	136,741.98	37,118,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			136,099,000.03	136,099,000.00	0.00	479,216.44	0.00	0.00	479,216.44	136,099,000.00

Exchangeable Certificate Details
PEZ	12592RBL2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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	Additional Information
Total Available Distribution Amount (1)	2,994,646.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,470,704.55	Master Servicing Fee	5,901.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	3,057.57
Deferred Interest	2,898.72	CREFC® Intellectual Property Royalty License Fee	277.96
ARD Interest	0.00	Operating Advisor Fee	1,610.25
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,247.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,473,603.27	Total Fees	13,095.00

Principal		Expenses/Reimbursements
Scheduled Principal	759,758.35	Reimbursement for Interest on Advances	25,117.26
Unscheduled Principal Collections		ASER Amount	93,799.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,691.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	734.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	759,758.35	Total Expenses/Reimbursements	146,342.84

		Interest Reserve Deposit	79,277.73

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,234,887.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	759,758.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,994,646.06
Total Funds Collected	3,233,361.62	Total Funds Distributed	3,233,361.63

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	645,587,556.85	645,587,556.85	Beginning Certificate Balance	645,587,556.85
(-) Scheduled Principal Collections	759,758.35	759,758.35	(-) Principal Distributions	759,758.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	644,827,798.50	644,827,798.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	648,778,556.87	648,778,556.87	Ending Certificate Balance	644,827,798.50
Ending Actual Collateral Balance	647,709,532.52	647,709,532.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP
	7,499,999 or less	20	69,369,695.96	10.76%	34	4.6309	1.743139	1.29 or less	10	178,792,318.05	27.73%	33	4.4763	0.572805
7,500,000 to 14,999,999		10	100,179,189.14	15.54%	29	4.5701	1.836684	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		8	137,611,760.05	21.34%	35	4.5722	1.940250	1.35 to 1.44	4	45,656,858.06	7.08%	34	4.4546	1.418506
25,000,000 to 49,999,999		3	112,648,332.98	17.47%	33	4.4267	0.879335	1.45 to 1.74	8	102,795,870.39	15.94%	34	4.6828	1.517074
50,000,000 to 74,999,999		1	60,000,000.00	9.30%	32	4.1250	0.340000	1.75 to 1.99	7	48,165,152.46	7.47%	22	4.3646	1.860824
	75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.99	10	80,808,208.80	12.53%	35	4.4167	2.348242
	Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280	3.00 or greater	3	23,590,570.37	3.66%	34	4.3326	3.766956
								Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP
							Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP
California	3	32,235,446.20	5.00%	34	4.4151	1.810362
							Industrial	1	16,707,369.28	2.59%	34	4.4700	1.410000
Colorado	1	1,951,550.08	0.30%	34	4.5675	2.030000
							Lodging	8	120,942,848.41	18.76%	33	4.3277	0.725960
Florida	4	99,949,972.92	15.50%	33	4.2475	1.044398
							Mixed Use	2	15,116,380.11	2.34%	35	4.7158	0.975722
Georgia	1	2,485,146.23	0.39%	33	5.3600	1.540000
							Mobile Home Park	2	7,603,614.34	1.18%	34	4.5310	1.566354
Guam	9	12,642,366.09	1.96%	34	5.5000	1.450000
							Multi-Family	17	102,711,289.06	15.93%	34	4.7306	1.446026
Hawaii	1	48,000,000.00	7.44%	34	4.2000	1.510000
							Office	4	31,021,865.57	4.81%	35	4.5543	1.957926
Indiana	1	3,692,409.38	0.57%	34	4.6100	1.210000
							Retail	15	148,148,469.37	22.97%	30	4.4267	1.718238
Kansas	1	16,945,801.15	2.63%	34	4.4000	1.440000
							Self Storage	7	37,557,142.02	5.82%	35	4.4630	2.384179
Louisiana	4	20,118,658.44	3.12%	4	4.0526	2.019066
							Totals	66	644,827,798.50	100.00%	33	4.4441	1.488280
Michigan	1	1,840,570.37	0.29%	35	5.0800	3.060000

Minnesota	1	2,892,496.85	0.45%	34	4.7000	1.400000

Mississippi	1	4,312,170.67	0.67%	34	4.8420	1.760000

New Mexico	1	11,423,970.73	1.77%	35	4.7500	0.900000

New York	2	39,440,447.74	6.12%	32	4.5526	1.272394

North Dakota	1	1,522,910.70	0.24%	35	4.6500	1.870000

Ohio	3	22,402,331.69	3.47%	34	4.4068	2.013246

Pennsylvania	2	27,795,196.54	4.31%	35	4.7991	1.183975

Puerto Rico	2	15,634,999.79	2.42%	35	5.5000	1.530000

South Carolina	1	5,107,973.43	0.79%	34	4.5875	1.580000

Texas	11	80,875,548.62	12.54%	34	4.5231	1.199686

Virgin Islands	1	3,974,155.70	0.62%	34	4.8500	1.910000

Washington	4	24,564,854.84	3.81%	35	4.4669	2.659759

Totals	66	644,827,798.50	100.00%	33	4.4441	1.488280

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP
	4.4999% or greater	17	277,969,633.15	43.11%	32	4.2699	1.674477	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	16	122,129,709.30	18.94%	34	4.6055	0.996191	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	9	79,709,635.68	12.36%	35	5.0816	1.307962	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	479,808,978.13	74.41%	33	4.4902	1.440939
								Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP
	60 months or less	42	479,808,978.13	74.41%	33	4.4902	1.440939	Interest Only	7	151,675,000.00	23.52%	33	4.2158	1.499785
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	35	328,133,978.13	50.89%	32	4.6170	1.413738
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	165,018,820.37	25.59%	34	4.3103	NAP				None
Underwriter's Information		4	56,123,492.35	8.70%	34	4.9605	2.227654
	12 months or less	28	245,784,512.08	38.12%	34	4.5189	1.511199
	13 to 24 months	9	167,774,545.65	26.02%	34	4.3385	1.048339
	25 months or greater	1	10,126,428.05	1.57%	(26)	3.7000	1.880000
	Totals	52	644,827,798.50	100.00%	33	4.4441	1.488280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30308504	OF	Cambridge	MA	Actual/360	4.020%	138,466.67	0.00	0.00	N/A	10/06/24	--	40,000,000.00	40,000,000.00	01/06/22
01A2	30308545	OF	Cambridge	MA	Actual/360	4.020%	138,466.67	0.00	0.00	N/A	10/06/24	--	40,000,000.00	40,000,000.00	01/06/22
2	30308505	LO	Miami Beach	FL	Actual/360	4.125%	213,125.00	0.00	0.00	N/A	09/06/24	--	60,000,000.00	60,000,000.00	01/06/22
3	30294306	RT	Waikoloa	HI	Actual/360	4.200%	173,600.00	0.00	0.00	N/A	11/06/24	--	48,000,000.00	48,000,000.00	05/06/21
5	30308507	MF	Watertown	NY	Actual/360	4.580%	132,105.68	55,852.12	0.00	N/A	09/06/24	--	33,496,299.86	33,440,447.74	01/06/22
6	30308508	MF	Dallas	TX	Actual/360	4.560%	137,896.52	47,071.50	0.00	N/A	12/06/24	--	35,117,958.86	35,070,887.36	01/06/22
7	30294550	LO	College Station	TX	Actual/360	4.611%	124,148.17	59,100.63	0.00	N/A	11/06/24	--	31,266,985.87	31,207,885.24	10/06/19
9	30294388	MF	Philadelphia	PA	Actual/360	4.850%	96,537.13	33,538.91	0.00	N/A	12/06/24	--	23,114,975.95	23,081,437.04	07/06/20
10	30308510	RT	Springdale	OH	Actual/360	4.350%	65,050.68	34,262.77	0.00	N/A	11/06/24	--	17,366,142.48	17,331,879.71	01/06/22
11	30308511	MF	Charlottesville	VA	Actual/360	4.583%	70,534.44	25,651.79	0.00	N/A	11/06/24	--	17,872,783.62	17,847,131.83	01/06/22
12	30294703	RT	Various	PR	Actual/360	5.500%	74,235.56	39,370.63	0.00	N/A	12/05/24	--	15,674,370.42	15,634,999.79	01/05/22
13	30308512	IN	Upland	CA	Actual/360	4.470%	64,410.57	26,270.25	0.00	N/A	11/06/24	--	16,733,639.53	16,707,369.28	01/06/22
14	30308513	MF	Lauderhill	FL	Actual/360	4.293%	57,331.13	30,688.06	0.00	N/A	12/06/24	--	15,506,716.06	15,476,028.00	01/06/22
15	30308514	RT	Shawnee	KS	Actual/360	4.400%	64,289.74	22,166.63	0.00	N/A	11/06/24	--	16,967,967.78	16,945,801.15	01/06/22
16	30308515	OF	Orlando	FL	Actual/360	4.440%	62,920.05	22,611.45	0.00	N/A	12/06/24	--	16,456,856.53	16,434,245.08	01/06/22
17	30308516	LO	Amarillo	TX	Actual/360	4.200%	57,866.67	0.00	0.00	N/A	11/06/24	--	16,000,000.00	16,000,000.00	01/06/22
19	30294495	MF	Various	GU	Actual/360	5.500%	60,027.61	32,085.51	0.00	N/A	11/06/24	--	12,674,451.59	12,642,366.08	01/06/22
20	30294523	RT	Harvey	LA	Actual/360	3.700%	32,364.29	31,499.97	0.00	N/A	11/06/19	--	10,157,928.02	10,126,428.05	12/06/19
21	30294714	RT	Culver City	CA	Actual/360	4.298%	41,098.65	32,399.31	0.00	N/A	12/06/24	--	11,104,576.10	11,072,176.79	01/06/22
22	30294647	MU	Santa Fe	NM	Actual/360	4.750%	46,813.11	21,001.04	0.00	N/A	12/06/24	--	11,444,971.77	11,423,970.73	12/06/21
23	30294713	OF	Various	TX	Actual/360	4.700%	48,015.63	17,721.71	0.00	N/A	12/06/24	--	11,863,848.19	11,846,126.48	01/06/22
25	30294512	RT	Various	LA	Actual/360	4.410%	38,005.84	15,889.48	0.00	N/A	11/05/24	--	10,008,119.87	9,992,230.39	01/05/22
26	30308518	RT	San Antonio	TX	Actual/360	4.450%	34,972.59	15,399.29	0.00	N/A	11/06/24	--	9,126,590.07	9,111,190.78	01/06/22
27	30294652	MF	Spring Hill	FL	Actual/360	4.680%	32,452.19	12,952.85	0.00	N/A	12/05/24	--	8,052,652.69	8,039,699.84	01/05/22
28	30308519	RT	Reno	NV	Actual/360	4.500%	29,851.08	13,723.86	0.00	N/A	12/06/24	--	7,703,504.17	7,689,780.31	01/06/22
29	30308520	MF	Dallas	TX	Actual/360	4.690%	30,426.09	13,964.49	0.00	N/A	12/06/24	--	7,533,799.32	7,519,834.83	01/06/22
31	30308522	SS	Auburn	WA	Actual/360	4.463%	32,221.11	0.00	0.00	N/A	12/06/24	--	8,385,000.00	8,385,000.00	01/06/22
32	30308523	SS	San Marcos	CA	Actual/360	4.490%	26,224.29	12,997.79	0.00	N/A	12/01/24	--	6,782,630.80	6,769,633.01	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	30308524	SS	Seattle	WA	Actual/360	4.463%	28,974.02	0.00	0.00	N/A	12/06/24	--	7,540,000.00	7,540,000.00	01/06/22
35	30294723	MF	Arlington	TX	Actual/360	4.723%	23,619.98	10,703.40	0.00	N/A	12/06/24	--	5,807,060.15	5,796,356.75	01/06/22
36	30294490	LO	Anderson	SC	Actual/360	4.588%	20,235.69	14,534.57	0.00	N/A	11/06/24	--	5,122,507.98	5,107,973.41	01/06/22
37	30308525	SS	Garden City	NY	Actual/360	4.400%	22,733.33	0.00	0.00	N/A	11/06/24	--	6,000,000.00	6,000,000.00	01/06/22
38	30308526	SS	Burien	WA	Actual/360	4.463%	22,095.57	0.00	0.00	N/A	12/06/24	--	5,750,000.00	5,750,000.00	01/06/22
39	30308527	MH	Harrisburg	PA	Actual/360	4.550%	18,504.10	9,017.57	0.00	N/A	11/06/24	--	4,722,777.07	4,713,759.50	01/06/22
40	30308528	LO	Burleson	TX	Actual/360	4.750%	17,697.68	11,948.42	0.00	N/A	12/01/24	--	4,326,767.49	4,314,819.07	01/01/22
41	30308529	LO	Brookhaven	MS	Actual/360	4.842%	18,029.18	11,892.74	0.00	N/A	11/06/24	--	4,324,063.41	4,312,170.67	01/06/22
42	30308530	SS	Corona	CA	Actual/360	4.500%	17,299.71	8,541.24	0.00	N/A	12/01/24	--	4,464,441.37	4,455,900.13	01/01/22
43	30308531	RT	St. John	VI	Actual/360	4.850%	16,636.37	9,278.41	0.00	N/A	11/06/24	--	3,983,434.11	3,974,155.70	01/06/22
44	30308532	MF	McAllen	TX	Actual/360	4.537%	15,586.32	7,060.44	0.00	N/A	12/06/24	--	3,989,034.92	3,981,974.48	01/06/22
45	30308533	MU	Indianapolis	IN	Actual/360	4.610%	14,685.60	6,993.75	0.00	N/A	11/06/24	--	3,699,403.13	3,692,409.38	01/06/22
47	30294196	RT	Port Saint Lucie	FL	Actual/360	4.768%	13,481.76	6,120.72	0.00	N/A	09/06/24	--	3,283,607.71	3,277,486.99	01/06/22
48	30308535	SS	Schertz	TX	Actual/360	4.440%	11,864.87	5,996.12	0.00	N/A	12/01/24	--	3,103,280.04	3,097,283.92	01/01/22
50	30308537	OF	Worthington	OH	Actual/360	4.610%	10,903.45	5,159.75	0.00	N/A	12/06/24	--	2,746,653.76	2,741,494.01	01/06/22
51	30308538	MH	Spanaway	WA	Actual/360	4.500%	11,215.59	4,491.65	0.00	N/A	12/06/24	--	2,894,346.49	2,889,854.84	01/06/22
52	30294608	MF	Baxter	MN	Actual/360	4.700%	11,724.20	4,353.57	0.00	N/A	11/06/24	--	2,896,850.42	2,892,496.85	01/06/22
53	30294319	RT	Augusta	GA	Actual/360	5.360%	11,489.55	4,163.47	0.00	N/A	10/05/24	--	2,489,309.70	2,485,146.23	01/05/22
54	30308539	SS	Toledo	OH	Actual/360	4.590%	9,221.38	4,091.84	0.00	N/A	12/01/24	--	2,333,049.81	2,328,957.97	01/01/22
55	30308540	RT	Colorado Springs	CO	Actual/360	4.567%	7,697.58	5,566.62	0.00	N/A	11/06/24	--	1,957,116.70	1,951,550.08	01/06/22
56	30308541	MF	White Lake Township	MI	Actual/360	5.080%	8,072.87	4,890.86	0.00	N/A	12/06/24	--	1,845,461.23	1,840,570.37	01/06/22
57	30308542	RT	Fargo	ND	Actual/360	4.650%	6,115.08	4,269.53	0.00	N/A	12/06/24	--	1,527,180.23	1,522,910.70	01/06/22
58	30308543	MF	McAllen	TX	Actual/360	4.688%	5,322.93	2,445.37	0.00	N/A	12/06/24	--	1,318,714.02	1,316,268.65	01/06/22
59	30308544	OF	Ann Arbor	MI	Actual/360	4.470%	4,040.58	2,018.27	0.00	N/A	12/01/24	--	1,049,727.56	1,047,709.29	01/01/22
Totals							2,470,704.55	759,758.35	0.00				645,587,556.85	644,827,798.50
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	6,568,248.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,190,974.11	0.00	--	--	11/08/21	4,991,860.62	540,671.37	155,009.60	829,695.28	0.00	0.00
5	2,600,026.78	2,934,093.72	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	(596,625.00)	(239,584.52)	01/01/21	03/31/21	08/06/21	24,343,471.17	1,891,779.76	85,793.86	3,052,275.95	177,926.01	0.00
9	1,673,214.81	0.00	--	--	12/06/21	0.00	0.00	129,409.24	2,339,583.93	0.00	0.00
10	1,501,789.31	2,765,596.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,237,796.50	2,428,947.59	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,834,588.13	1,689,999.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,785,301.69	2,078,851.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,646,134.12	1,613,964.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,610,781.72	2,660,420.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,412,914.46	2,566,380.55	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,847,831.50	1,931,683.73	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	12/06/21	0.00	40,703.84	63,746.17	1,554,660.42	160,370.59	0.00
21	2,062,133.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	741,841.96	0.00	--	--	01/06/22	2,861,242.94	11,598.56	55,796.74	55,796.74	0.00	0.00
23	1,388,012.18	1,404,429.55	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,303,620.44	1,595,928.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	854,164.07	224,991.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	981,032.02	1,036,479.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	985,273.65	1,109,643.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	859,078.40	897,270.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	715,933.70	585,023.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	499,523.00	755,709.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	337,638.53	338,460.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	785,251.93	826,035.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	577,691.65	615,020.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	280,974.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	429,627.31	714,178.67	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	491,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	491,370.58	601,748.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	472,187.22	455,195.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	354,423.70	362,248.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	374,553.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	395,026.43	319,274.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	190,914.04	216,081.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	304,138.04	289,153.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	307,769.11	304,905.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	379,755.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	263,274.43	352,102.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	504,426.74	500,132.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	277,428.77	268,950.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	235,941.21	241,072.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	46,157,327.49	34,444,389.16				32,196,574.73	2,484,753.53	489,755.62	7,832,012.32	338,296.60	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	0	0.00	3	102,289,322.28	0	0.00	1	31,207,885.24	0	0.00	0	0.00	0	0.00	4.444128%	4.420575%	33
12/10/21	0	0.00	0	0.00	4	113,826,933.59	0	0.00	1	31,266,985.87	2	19,497,624.46	0	0.00	0	0.00	4.444332%	4.420776%	34
11/15/21	1	11,138,180.81	0	0.00	4	113,948,725.29	0	0.00	1	31,329,849.72	0	0.00	1	285,180.83	0	0.00	4.444550%	4.420991%	35
10/13/21	0	0.00	0	0.00	5	125,439,156.28	0	0.00	1	31,388,467.99	0	0.00	0	0.00	0	0.00	4.444704%	4.421133%	36
09/13/21	0	0.00	0	0.00	5	125,619,327.23	0	0.00	1	31,450,866.83	1	23,220,953.71	0	0.00	0	0.00	4.444914%	4.421338%	37
08/12/21	0	0.00	0	0.00	5	125,529,658.78	0	0.00	1	31,509,006.49	1	11,235,621.08	0	0.00	0	0.00	4.445165%	4.421597%	38
07/12/21	0	0.00	0	0.00	5	125,672,751.27	0	0.00	1	31,566,916.22	0	0.00	1	350,000.00	0	0.00	4.445362%	4.421791%	39
06/11/21	0	0.00	0	0.00	5	125,825,306.33	0	0.00	1	31,628,632.00	0	0.00	0	0.00	0	0.00	4.445173%	4.421604%	40
05/12/21	0	0.00	0	0.00	5	125,967,227.84	0	0.00	1	31,686,068.62	0	0.00	0	0.00	0	0.00	4.445369%	4.421797%	41
04/12/21	0	0.00	0	0.00	5	126,118,654.03	0	0.00	1	31,747,328.31	0	0.00	0	0.00	0	0.00	4.445579%	4.422004%	42
03/12/21	0	0.00	0	0.00	5	126,259,413.69	0	0.00	1	31,804,295.50	0	0.00	0	0.00	1	400,000.00	4.445772%	4.422194%	43
02/12/21	0	0.00	0	0.00	5	126,429,935.21	0	0.00	1	31,873,236.25	0	0.00	0	0.00	0	0.00	4.445555%	4.421979%	44
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30294306	05/06/21	7	6	155,009.60	829,695.28	108,780.71	48,000,000.00	09/15/20	2
7	30294550	10/06/19	26	6	85,793.86	3,052,275.95	1,252,345.49	32,778,617.76	08/02/19	7			06/02/20
9	30294388	07/06/20	17	6	129,409.24	2,339,583.93	199,595.89	23,691,542.98	10/14/20	98
20	30294523	12/06/19	24	5	63,746.17	1,554,660.42	233,292.04	10,806,322.57	01/03/20	2
22	30294647	12/06/21	0	A	55,796.74	55,796.74	18,504.00	11,444,971.77	06/26/20	9
Totals					489,755.62	7,832,012.32	1,812,518.13	126,721,455.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,126,428	0	10,126,428		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		634,701,370	532,412,048	71,081,437		31,207,885
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	644,827,799	532,412,048	0	0	81,207,865	31,207,885
Dec-21	645,587,557	521,602,695	0	0	92,717,876	31,266,986
Nov-21	646,397,204	511,119,926	11,138,181	0	92,809,248	31,329,850
Oct-21	647,358,150	511,697,325	0	0	104,272,357	31,388,468
Sep-21	648,187,731	512,314,487	0	0	104,422,377	31,450,867
Aug-21	648,701,776	512,887,105	0	0	104,305,664	31,509,006
Jul-21	649,446,191	513,457,431	0	0	104,421,843	31,566,916
Jun-21	650,589,971	514,067,774	0	0	104,893,565	31,628,632
May-21	651,327,181	514,633,375	0	0	105,007,738	31,686,069
Apr-21	652,115,092	515,239,163	0	0	105,128,600	31,747,328
Mar-21	652,846,261	515,800,076	0	0	105,241,889	31,804,296
Feb-21	654,134,867	516,486,580	0	0	105,775,050	31,873,236
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30294306	48,000,000.00	48,000,000.00	45,800,000.00	08/12/21	3,094,342.11	1.51000	06/30/20	11/06/24	I/O
7	30294550	31,207,885.24	32,778,617.76	16,900,000.00	04/16/21	(283,528.71)	(0.52000)	03/31/21	11/06/24	273
9	30294388	23,081,437.04	23,691,542.98	35,000,000.00	10/01/21	1,637,283.81	1.05000	06/30/20	12/06/24	274
20	30294523	10,126,428.05	10,806,322.57	16,900,000.00	09/01/21	1,442,101.72	1.88000	09/30/19	11/06/19	274
22	30294647	11,423,970.73	11,444,971.77	12,300,000.00	08/26/20	735,742.96	0.90000	12/31/20	12/06/24	274
Totals		123,839,721.06	126,721,455.08	126,900,000.00		6,625,941.89

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30294306	RT	HI	09/15/20	2

1/6/2022 - The Loan transferred to Special Servicing on September 15, 2020 due to 60+ payment delinquency. The Property, known as King''s Shops, is a 69,023 SF resort retail center, completed in 1991 on a 13.8 acres within a 1,150-acre master planned Waik oloa Beach Resort community in Waikoloa, HI. The collateral consists of 8, one-story buildings, with an open-air mall design, and a gas station/convenience store out-parcel. Property was formerly anchored by Macy’s

(10,008 SF) and features 43 upscale reta il and restaurant offerings including national brands. Borrower has stated it is unable to cover shortfalls due to cash flow issues resulting from the effects of COVID-19 and its impact on tourism in Hawaii.

The Lender will simultaneously dual track forec losure/receivership proceedings while continuing discussions with the Borrower until a resolution is reached. FC/receivership has been filed. Receivership order was granted by the court, and

	receiver is in control of the Property.
7	30294550	LO	TX	08/02/19	7

1/6/2022 - REO Title Date: 6/2/2020. Description of Collateral: The subject is a 7.02-acre (305,704-square-foot) parcel improved with a full-service lodging facility known as the Hilton College Station. The property, which opened in 1985, features

303 roo ms, a restaurant, a bar, and a lobby market, 22,994 square feet of meeting space, an outdoor pool, an outdoor whirlpool, a fitness center (currently closed), three lobby workstations, a gift shop, a guest laundry room, and vending areas.

Franchise agreeme nt expires 10/31/2029. Amenities include a fitness room, indoor pool, 18K SF of meeting/banquet space, and a restaurant/lounge. Property is managed by GF Hotels & Resorts.Crossed with or is a Companion Loan to: No.

Deferred Maintenance / Repair Issues : Roof replacement and mold remediation work complete. Operations Summary: YTD 9/2021 Occ 44.4% (99.9% index), ADR $122.08 (150.4% index) and RevPAR $54.15 (150.3% index). Marketing

	Summary: New REO. Property is not on the market.

9	30294388	MF	PA	10/14/20	98

1/6/2022 - Loan transferred on 10/15/20 after Borrower failed to make the 8/6/20 payment. Borrower has been unresponsive to Lender''s request for additional information and stopped remitting rents to the lockbox account. Collateral consists of a mid-rise, multifamily complex known as Marine Club Apartments in Philadelphia, PA. The Marine Club is a fractured condo community with a total of 301 units, 204-units of which are collateral for the Loan with the remaining 97 units owned by individual condo owners . Legal counsel was retained to file for foreclosure and/or receivership. Notice of Acceleration and Demand for Rents was sent on 2/1/21. The foreclosure complaint was filed on 4/12/21 and motion for the appointment of receiver was filed on 6/23/21. On 10 /18/21, the motion for appointment of receiver was denied by the court. The Preferred Equity Holder has initiated a process to replace the manager of Borrower. Lender is dual tracking the foreclosure process

	while discussing workout alternatives with Borr ower and/or its replacement manager.

20	30294523	RT	LA	01/03/20	2

1/6/2022 - The Loan transferred to Special Servicing on 1/3/2020 due to Maturity Default as the Borrower was unable to pay off the loan at the 11/6/2019 maturity. The Collateral is a 137,315 square foot community retail center completed in 2003 and 2004 s ituated on a 16.154-acre site in Harvey, Louisiana. Subject is shadow-anchored by a Target Superstore and is 10 minutes from the New Orleans CBD and is located on Manhattan Boulevard, a 2.5 mile retail corridor. Subject is reportedly 74.72% occupied with an annualized NOI of $1,154,580 as of 09/30/2019. Leases at the property include; Ross Dress for Less, with 30,187 Sq Ft comprising 22.0% of the property''s nrsf, expiring 01/31/2025, K&G Fashion

Superstore, with 20,000 Sq Ft comprising 14.6% of the prop erty''s nrsf, expiring 02/28/2022 and Dollar Tree, with 8,954 Sq Ft comprising 6.5% of the property''s nrsf, expiring 02/28/2026. The Lender will dual track foreclosure proceedings while

	continuing discussions with Borrower until a resolution is reached.				A receiver was appointed and is now in control of the Property. A foreclosure sale is projected to occur in January 2022. The Borrower is attempting to refinance.

22	30294647	MU	NM	06/26/20	9

1/6/2022 - The loan is 60+ days delinquent. 3-story, contemporary Pueblo style retail property situated on a 0.37 acres. Property includes a mix of art galleries, souvenir / jewelry stores, clothing stores and storage space. COVID Modification

	funded. Loa n will be monitored.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308507	0.00	4.58000%	0.00	4.58000%	8	09/22/20	09/22/20	10/07/20
9	30294388	0.00	4.85000%	0.00	4.85000%	8	05/28/21	05/28/21	08/18/21
12	30294703	16,300,797.17	5.50000%	16,300,797.17	5.50000%	8	08/12/20	08/12/20	08/13/20
17	30308516	0.00	4.20000%	0.00	4.20000%	8	11/17/20	11/17/20	11/23/20
21	30294714	0.00	4.29800%	0.00	4.29800%	8	06/03/21	05/06/20	07/27/21
22	30294647	0.00	4.75000%	0.00	4.75000%	8	08/20/21	08/20/21	11/16/21
27	30294652	0.00	4.68000%	0.00	4.68000%	8	10/09/20	10/09/20	11/30/21
Totals		16,300,797.17		16,300,797.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
30	30308521 11/13/20	7,715,599.54	5,960,000.00	5,287,409.04	1,470,872.46	5,287,409.04	3,816,536.58	3,899,062.96	0.00	(82,958.14)	3,982,021.10	46.57%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,715,599.54	5,960,000.00	5,287,409.04	1,470,872.46	5,287,409.04	3,816,536.58	3,899,062.96	0.00	(82,958.14)	3,982,021.10

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
30	30308521	12/10/21	0.00	0.00	3,982,021.10	0.00	0.00	170.35	0.00	0.00	3,982,021.10
		11/15/21	0.00	0.00	3,981,850.75	0.00	0.00	145.01	0.00	0.00
		10/13/21	0.00	0.00	3,981,705.74	0.00	0.00	1,202.92	0.00	0.00
		08/12/21	0.00	0.00	3,980,502.82	0.00	0.00	266.34	0.00	0.00
		06/11/21	0.00	0.00	3,980,236.48	0.00	0.00	92,623.76	0.00	0.00
		04/12/21	0.00	0.00	3,887,612.72	0.00	0.00	(25,520.25)	0.00	0.00
		03/12/21	0.00	0.00	3,913,132.97	0.00	0.00	70.00	0.00	0.00
		02/12/21	0.00	0.00	3,913,062.97	0.00	0.00	14,000.01	0.00	0.00
		11/13/20	0.00	0.00	3,899,062.96	0.00	0.00	3,899,062.96	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,982,021.10	0.00	0.00	3,982,021.10	0.00	0.00	3,982,021.10

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,333.33	0.00	0.00	18,032.40	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,731.09	0.00	0.00	96,552.97	0.00	0.00	17,195.36	0.00	0.00	0.00
9	0.00	0.00	4,976.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,186.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	734.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	(2,898.72)	2,463.85	0.00	0.00	(20,785.96)	0.00	0.00	7,800.89	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	121.01	0.00	0.00	0.00
Total	0.00	(2,898.72)	26,691.19	0.00	734.98	93,799.41	0.00	0.00	25,117.26	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		143,444.12

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Supplemental Notes
None

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